Loan operations - Loan operations by concentration (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	R$ 229,197,214	R$ 177,681,987
Loans operations
Disclosure of financial assets [line items]
Financial assets	28,881,889	22,260,538
Loans operations | Largest debtor | Credit risk
Disclosure of financial assets [line items]
Financial assets	855,607	814,284
Loans operations | 10 largest debtors | Credit risk
Disclosure of financial assets [line items]
Financial assets	2,921,734	2,458,714
Loans operations | 20 largest debtors | Credit risk
Disclosure of financial assets [line items]
Financial assets	4,058,250	3,241,494
Loans operations | 50 largest debtors | Credit risk
Disclosure of financial assets [line items]
Financial assets	5,579,073	4,484,877
Loans operations | 100 largest debtors | Credit risk
Disclosure of financial assets [line items]
Financial assets	R$ 6,949,906	R$ 5,615,708